Related party transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Related party transactions
Related party transactions
23.	Related party transactions

As at March 31, 2022 the Company’s key shareholders are Andrey Fadeev and Boris Gertsovsky, each owning 20.3%, Dmitrii Bukhman and Igor Bukhman, each owning 18.9% and Ivan Tavrin owning 5.9% of the issued shares.

The transactions and balances with related parties are as follows:

(i)	Directors and key management’s remuneration

The remuneration of Directors and other members of key management was as follows:

	Three months ended	Three months ended
	March 31, 2022	March 31, 2021
Directors’ remuneration	258	93
— short-term employee benefits	185	93
— share-based payments	73	—
Other members of key management’s remuneration	1,039	56
— short-term employee benefits	491	56
— share-based payments	548	—
	1,297	149

(ii)	Loans receivable

	March 31, 2022	December 31, 2021
Loan to the Company’s employees	162	123
Loan to MX Capital Ltd (Note 16)	9,987	—
	10,149	123

26.   Related party transactions

The table presenting the information regarding the shareholdings of Nexters Inc.’s ordinary shares as at December 31, 2021 is disclosed in Note 3.

As at December 31, 2021 the Company’s key shareholders are Andrey Fadeev and Boris Gertsovsky, each owning 20.3%, Dmitrii Bukhman and Igor Bukhman, each owning 18.9% and Ivan Tavrin owning 5.9% of the issued shares.

The transactions and balances with related parties are as follows:

(i)Directors’ remuneration

The remuneration of Directors and other members of key management was as follows:

	2021	2020	2019
Directors’s remuneration	902	338	252
– short-term employee benefits	870	338	252
-share-based payments	32	—	—
Other members of key management’s remuneration	2,834	219	159
– short-term employee benefits	1,395	219	159
– share-based payments	1,439	—	—
	3,736	557	411

(ii)Loans to shareholders

	December 31,	December 31,
	2021	2020
Loan to Boris Gertsovsky	—	8
	—	8

(iii)   Loans from shareholders

	December 31,	December 31,
	2021	2020
Short-term loan from Boris Gertsovsky	—	49
	—	49